Financial Instruments -Schedule of Balance Sheet Exposure Credit Risk under Different Basel Approaches (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	$ 62,518
Securities	149,046	$ 121,310
Cash collateral on securities borrowed	8,547	3,664
Securities purchased under resale agreements	65,595	56,111
Loans	410,322
Allowance for credit losses	(3,540)	(1,915)
Derivative instruments	32,730	23,895
Customers' liability under acceptances	9,606	9,167
Other assets	34,727
Total credit exposures	769,551	651,604
Subject to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	62,436
Securities	103,060
Cash collateral on securities borrowed	8,547
Securities purchased under resale agreements	65,595
Loans	408,650
Allowance for credit losses	(3,540)
Derivative instruments	32,730
Customers' liability under acceptances	9,606
Other assets	23,719
Total credit exposures	710,803	596,759
Subject to credit risk [member] | AIRB approach [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	50,407
Securities	91,099
Cash collateral on securities borrowed	8,543
Securities purchased under resale agreements	65,595
Loans	363,425
Allowance for credit losses	(2,600)
Derivative instruments	32,600
Customers' liability under acceptances	9,606
Other assets	15,518
Total credit exposures	634,193	535,483
Subject to credit risk [member] | Standardized approach 1 [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	10,207
Securities	11,961
Cash collateral on securities borrowed	4
Loans	44,087
Allowance for credit losses	(940)
Derivative instruments	130
Other assets	462
Total credit exposures	65,911	52,605
Subject to credit risk [member] | Other credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	1,822
Loans	1,138
Other assets	7,739
Total credit exposures	10,699	8,671
Not subject to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	82
Securities	45,986
Loans	1,672
Other assets	11,008
Total credit exposures	$ 58,748	$ 54,845